Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2022
FIXED ASSETS [Abstract]
Fixed assets
The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2021	2022

Office buildings	$401,223	$367,296
Computer equipment and hardware	123,079	110,416
Leasehold and building improvements	37,753	34,212
Office furniture	6,960	6,301
Vehicles	3,515	3,085

Fixed assets, gross	572,530	521,310
Accumulated depreciation	(242,533)	(233,084)

Fixed assets, net	$329,997	$288,226